CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY (DEFICIT) AND EQUITY INCENTIVE PLAN (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 27,332	$ 14,017	$ 3,080
Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	21,359	14,017	3,080
RSU’s
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	4,842	0	0
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,131	$ 0	$ 0